Transactions with related parties (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transaction, Due from (to) Related Party
Related parties transactions
	Six months ended June 30,
	2020	2019
Included in voyage expenses
Charter hire commissions (a)	$855	$772

Included in general and administrative expenses – related party
Executive services fee (d)	$298	$304
Administrative services fee (e)	$60	$60

Management fees-related party
Management fees (a)	$3,358	$3,242

Related parties balances
	Period/Year ended
	June 30, 2020	December 31, 2019
Assets:
Working capital advances provided to the Manager (a), current	$1,552	$—
Security deposits to Manager (a), non-current	$1,350	$1,350

Liabilities included in Due to related party:
Working capital advances due to the Manager (a)	$—	$1,198
Executive service charges due to Manager (d)	$178	$148
Administrative service charges due to Manager (e)	$—	$30
Management fees due to Manager (a)	$—	$701
Other Partnership expenses due (from) /to Manager	$(154)	$125
Total liabilities due to related party, current	$24	$2,202